Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Investments pending settlement	$ 7.1	$ 4.8
Derivative assets		2.4
Total other assets	7.1	7.2
Total assets measured at fair value	3,120.4	2,758.9
Liabilities
Investments pending settlement	(17.4)	(6.6)
Derivative liabilities	(1.6)	(1.7)
Total other liabilities	(19.0)	(8.3)
Total liabilities measured at fair value	(19.0)	(8.3)
U.S. Treasuries
Assets
Fair value	420.9	484.2
Agencies
Assets
Fair value	3.8	6.9
Non-U.S. government
Assets
Fair value	38.5	47.2
Corporate bonds
Assets
Fair value	1,709.3	1,652.2
Residential mortgage-backed
Assets
Fair value	404.4	249.9
Commercial mortgage-backed
Assets
Fair value	9.5	1.0
Other asset-backed securities
Assets
Fair value	272.1	199.0
Fixed maturity securities
Assets
Fair value	2,858.5	2,640.4
Fixed maturity securities | U.S. Treasuries
Assets
Fair value	420.9	484.2
Fixed maturity securities | Agencies
Assets
Fair value	3.8	6.9
Fixed maturity securities | Non-U.S. government
Assets
Fair value	38.5	47.2
Fixed maturity securities | Corporate bonds
Assets
Fair value	1,709.3	1,652.2
Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	404.4	249.9
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	9.5	1.0
Fixed maturity securities | Other asset-backed securities
Assets
Fair value	272.1	199.0
Short-term investments
Assets
Fair value	254.8	111.3
Short-term investments | U.S. Treasuries
Assets
Fair value	253.6	109.9
Short-term investments | Corporate bonds
Assets
Fair value	1.2	1.0
Short-term investments | Other asset-backed securities
Assets
Fair value		0.4
Level 1
Assets
Investments pending settlement	7.1	4.8
Derivative assets		0.0
Total other assets	7.1	4.8
Total assets measured at fair value	681.6	598.9
Liabilities
Investments pending settlement	(17.4)	(6.6)
Derivative liabilities	0.0	0.0
Total other liabilities	(17.4)	(6.6)
Total liabilities measured at fair value	(17.4)	(6.6)
Level 1 | Fixed maturity securities
Assets
Fair value	420.9	484.2
Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	420.9	484.2
Level 1 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments
Assets
Fair value	253.6	109.9
Level 1 | Short-term investments | U.S. Treasuries
Assets
Fair value	253.6	109.9
Level 1 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments | Other asset-backed securities
Assets
Fair value		0.0
Level 2
Assets
Investments pending settlement	0.0	0.0
Derivative assets		2.4
Total other assets	0.0	2.4
Total assets measured at fair value	2,438.8	2,160.0
Liabilities
Investments pending settlement	0.0	0.0
Derivative liabilities	(1.6)	(1.7)
Total other liabilities	(1.6)	(1.7)
Total liabilities measured at fair value	(1.6)	(1.7)
Level 2 | Fixed maturity securities
Assets
Fair value	2,437.6	2,156.2
Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Fixed maturity securities | Agencies
Assets
Fair value	3.8	6.9
Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	38.5	47.2
Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair value	1,709.3	1,652.2
Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	404.4	249.9
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	9.5	1.0
Level 2 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	272.1	199.0
Level 2 | Short-term investments
Assets
Fair value	1.2	1.4
Level 2 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Short-term investments | Corporate bonds
Assets
Fair value	1.2	1.0
Level 2 | Short-term investments | Other asset-backed securities
Assets
Fair value		0.4
Level 3
Assets
Investments pending settlement	0.0	0.0
Derivative assets		0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Investments pending settlement	0.0	0.0
Derivative liabilities	0.0	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 3 | Fixed maturity securities
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Corporate bonds
Assets
Fair value	$ 0.0	0.0
Level 3 | Short-term investments | Other asset-backed securities
Assets
Fair value		$ 0.0